Revenue - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Operating lease cost	$ 3,442	$ 1,675	$ 2,335
Variable lease cost	335	463	309
Total operating lease cost	$ 3,777	$ 2,138	$ 2,644